Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets, net
Schedule of intangible assets

		As of December 31, 2019
	Weighted- average	Gross carrying	Accumulated	Impairment	Net carrying
	amortization period	amount	amortization	amount	amount
	Year	RMB	RMB	RMB	RMB
Technology	8.5	71,000	(11,137)	(59,863)	—
Customer relationship	3-5.5	24,244	(5,701)	(17,348)	1,195
Non-compete agreement	5.5	28,900	(7,006)	(21,894)	—
Software	3	4,442	(2,232)	(834)	1,376
Brand	8	2,239	(93)	—	2,146
License	15	22,344	—	—	22,344
Total		153,169	(26,169)	(99,939)	27,061

	As of December 31, 2018
	Weighted-
	average	Gross			Net
	amortization	carrying	Accumulated	Impairment	carrying
	period	amount	amortization	amount	amount
	Year	RMB	RMB	RMB	RMB
Technology	8.5	71,000	(4,873)	—	66,127
Customer relationship	5.5	22,900	(2,429)	—	20,471
Non-compete agreement	5.5	28,900	(3,065)	—	25,835
Software	3	3,482	(878)	—	2,604
Total		126,282	(11,245)	—	115,037

Schedule of expected amortization expense relating to intangible assets for the next five years and thereafter

Amount
RMB
2020	3,594
2021	2,217
2022	2,068
2023	1,770
2024	1,770
Thereafter	15,642
27,061